Average Annual Total Returns - Xtrackers Russell US Multifactor ETF	Xtrackers Russell US Multifactor ETF before tax Inception Date	Xtrackers Russell US Multifactor ETF before tax 1 Year	Xtrackers Russell US Multifactor ETF before tax 5 Years	Xtrackers Russell US Multifactor ETF before tax Since Inception	Xtrackers Russell US Multifactor ETF After tax on distributions 1 Year	Xtrackers Russell US Multifactor ETF After tax on distributions 5 Years	Xtrackers Russell US Multifactor ETF After tax on distributions Since Inception	Xtrackers Russell US Multifactor ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Russell US Multifactor ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers Russell US Multifactor ETF After tax on distributions and sale of fund shares Since Inception	Russell 1000 Comprehensive Factor Index 1 Year	Russell 1000 Comprehensive Factor Index 5 Years	Russell 1000 Comprehensive Factor Index Since Inception	Russell 1000 Index Total Return 1 Year	Russell 1000 Index Total Return 5 Years	Russell 1000 Index Total Return Since Inception
Total	Nov. 24, 2015	8.47%	11.50%	10.93%	7.58%	10.90%	10.35%	4.90%	8.97%	8.52%	8.43%	11.66%	11.09%	20.96%	15.60%	14.79%